Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Leases	Leases consisted of the following (in thousands):

Leases	Classification	March 31, 2025	December 31, 2024
Assets
Operating lease assets	Right of use asset	$19	$137
Total leased assets		$19	$137
Liabilities
Current - Operating	Operating lease liability- current	$21	$155
Total leased liabilities		$21	$155

Lease Cost	Classification	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Operating lease cost	SG&A Expenses	$119	$265
Short term lease cost	SG&A Expenses	3	3
Sublease income (1)	SG&A Expenses	(143)	(121)
Net lease (income) cost		$(21)	$147

(1) Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	March 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	0.5	0.6
Weighted-average discount rate	6.5%	6.5%
Leases consisted of the following (in thousands):

Leases	Classification	December 31, 2024	December 31, 2023
Assets
Operating lease assets	Right of use asset	$137	$792
Total leased assets		$137	$792
Liabilities
Current - Operating	Operating lease liability - current	$155	$852
Noncurrent - Operating	Operating lease liability - noncurrent	—	155
Total leased liabilities		$155	$1,007

Lease Cost	Classification	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operating lease cost	SG&A and R&D Expenses	$850	$763
Short term lease cost	SG&A and R&D Expenses	13	13
Sublease income (1)	SG&A and R&D Expenses	(547)	(450)
Net lease cost		$316	$326

(1)
Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)	0.6	2.3
Weighted-average discount rate	6.5%	6.0%

Schedule of Maturities of Operating Lease Liabilities	The maturities of the operating lease liabilities as of December 31, 2024 are as follows (in thousands):

Years Ending December 31,	Amounts
2025	155
Total current operating lease payments	$155